Annual Operating Expenses {- Health Care Services Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-15 - Health Care Services Portfolio - Health Care Services Portfolio-Default
Apr. 29, 2022
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.71%